Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000223412 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000223412 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.72%
C000223412 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.58%
C000223412 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.39%
C000223412 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.68%
C000223412 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000223412 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000223412 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000223412 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000223412 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.43%
C000223412 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000112990 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.17%)
C000112990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.19%
C000112990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000112990 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000112990 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000112990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000112990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112990 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000112990 | Government
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000112990 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	27.57%
C000112990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000112990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000112990 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000112990 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000112990 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000112990 | Prerefunded
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000112990 | General Obligation Limited
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112990 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000112990 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	69.12%
C000112990 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	29.43%
C000112990 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000020925 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.16%)
C000020925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000020925 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000020925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020925 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000020925 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020925 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000020925 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000020925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000020925 | Government
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000020925 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	35.31%
C000020925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000020925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000020925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000020925 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000020925 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.03%
C000020925 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	69.44%
C000020925 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000186093 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000186093 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.84%
C000186093 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.15%
C000186093 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000186093 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000081996 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081996 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.84%
C000081996 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.15%
C000081996 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000081996 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223414 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223414 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.84%
C000223414 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.15%
C000223414 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000223414 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178859 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000178859 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000178859 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.83%
C000178859 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000178859 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000178859 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.06%
C000178859 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000223419 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000223419 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000223419 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.83%
C000223419 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000223419 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000223419 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.06%
C000223419 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000132328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132328 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.83%
C000132328 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.16%
C000132328 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000132328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223417 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223417 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.83%
C000223417 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.16%
C000223417 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000223417 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000081997 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081997 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.85%
C000081997 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.13%
C000081997 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000081997 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223415 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223415 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.85%
C000223415 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.13%
C000223415 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000223415 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178860 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000178860 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178860 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.84%
C000178860 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.11%
C000178860 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000178860 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.02%
C000178860 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000223420 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000223420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223420 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.84%
C000223420 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.11%
C000223420 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000223420 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.02%
C000223420 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000132329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132329 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.85%
C000132329 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.14%
C000132329 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000132329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223418 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223418 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.85%
C000223418 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.14%
C000223418 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000223418 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000112991 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000112991 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.86%
C000112991 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.14%
C000112991 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000112991 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223416 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223416 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.86%
C000223416 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.14%
C000223416 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000223416 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000020929 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000020929 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.16%
C000020929 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000020929 | France
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000020929 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.37%
C000020929 | China
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000020929 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000020929 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000020929 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000020929 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000020929 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000020929 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000020929 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000020929 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000020929 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000020929 | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020929 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000020929 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000020929 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000020929 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020929 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000020929 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000020929 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.71%
C000020929 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000038528 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
C000038528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000038528 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.46%
C000038528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000038528 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.23%
C000038528 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000038528 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000038528 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000038528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000038528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000038528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000038528 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.12%
C000038528 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000038529 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
C000038529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000038529 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.46%
C000038529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000038529 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.23%
C000038529 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000038529 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000038529 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000038529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000038529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000038529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000038529 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.12%
C000038529 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000223413 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
C000223413 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000223413 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.46%
C000223413 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000223413 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.23%
C000223413 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000223413 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223413 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000223413 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000223413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000223413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000223413 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.12%
C000223413 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000020904 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.42%)
C000020904 | China
Holdings [Line Items]
Percent of Net Asset Value	20.47%
C000020904 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000020904 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000020904 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	12.51%
C000020904 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.05%
C000020904 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000020904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000020904 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000020904 | India
Holdings [Line Items]
Percent of Net Asset Value	17.94%
C000020904 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000020904 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020904 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000020904 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000020904 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020904 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000020904 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000020904 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020904 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000020904 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000020904 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000020904 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000020904 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.51%
C000020904 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000020904 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038539 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(24.34%)
C000038539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000038539 | Government
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000038539 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	97.83%
C000038539 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.82%
C000038539 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000038539 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.25%
C000038539 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	32.92%
C000020930 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000020930 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.96%
C000020930 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000020930 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000020930 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000020930 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000020930 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000020930 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000020930 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000020930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000020930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000020930 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000020930 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.05%
C000020930 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000020930 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000020908 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.71%
C000020908 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000020908 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.91%
C000020908 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000020908 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000020908 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000020908 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000020908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000020908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000020908 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020908 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.87%
C000020908 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000155998 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000155998 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.71%
C000155998 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000155998 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.91%
C000155998 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000155998 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000155998 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000155998 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000155998 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000155998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000155998 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000155998 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.87%
C000155998 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000132327 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000132327 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.95%
C000132327 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000132327 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000132327 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.86%
C000132327 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000132327 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000132327 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000132327 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000132327 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000132327 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000132327 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000132327 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000132327 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	92.23%
C000132327 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000132327 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000020910 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000020910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.16%
C000020910 | Financial
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000020910 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000020910 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000020910 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000020910 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.07%
C000020910 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000020910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000020910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000020910 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.92%
C000020910 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000079602 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000079602 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.16%
C000079602 | Financial
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000079602 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000079602 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000079602 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000079602 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.07%
C000079602 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000079602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000079602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000079602 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.92%
C000079602 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000038532 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000038532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000038532 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000038532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.39%
C000038532 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.36%
C000038532 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000038532 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000038532 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038532 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000038532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000038532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000038532 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.16%
C000038532 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000038533 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000038533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000038533 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000038533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.39%
C000038533 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.36%
C000038533 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000038533 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000038533 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038533 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000038533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000038533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000038533 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.16%
C000038533 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000020916 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000020916 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.71%
C000020916 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000020916 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.46%
C000020916 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000020916 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000020917 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020917 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.55%
C000020917 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.17%
C000020917 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.28%
C000020917 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020918 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020918 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000020918 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.62%
C000020918 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.38%
C000020918 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020919 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000020919 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000020919 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.48%
C000020919 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.96%
C000020919 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000126088 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000126088 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000126088 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.75%
C000126088 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.07%
C000126088 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000020920 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000020920 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000020920 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.01%
C000020920 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.13%
C000020920 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000020920 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000020921 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000020921 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.93%
C000020921 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000020921 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000020921 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.57%
C000020921 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038552 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000038552 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.93%
C000038552 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000038552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038552 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.57%
C000038552 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038543 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000038543 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.96%
C000038543 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.07%
C000038543 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000038543 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000038543 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038542 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038542 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000038542 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.96%
C000038542 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.07%
C000038542 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000038542 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000038542 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038545 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038545 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038545 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000038545 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.15%
C000038545 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000038545 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000038545 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038544 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038544 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000038544 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.15%
C000038544 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000038544 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000038544 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038546 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038546 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000038546 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.77%
C000038546 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.99%
C000038546 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.99%
C000038546 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000038546 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038547 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038547 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000038547 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.77%
C000038547 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.99%
C000038547 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.99%
C000038547 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000038547 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038548 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038548 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000038548 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.53%
C000038548 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000038548 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000038548 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038549 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038549 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000038549 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.53%
C000038549 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000038549 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000038549 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038530 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000038530 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.17%
C000038530 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000038530 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000038530 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038531 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000038531 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.17%
C000038531 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000038531 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000038531 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038541 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.47%)
C000038541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038541 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.29%
C000038541 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000038541 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000038541 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000038541 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000038541 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000038541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000038541 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000038541 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000038541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000038541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000038541 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.31%
C000038541 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000038541 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000038541 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.07%
C000020923 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000020923 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000020923 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.51%
C000020923 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000020923 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000020923 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.99%
C000020923 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000020923 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000020923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000020923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000020923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000020923 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.44%
C000020923 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000152597 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000152597 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000152597 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.51%
C000152597 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000152597 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000152597 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.99%
C000152597 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000152597 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000152597 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000152597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000152597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000152597 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.44%
C000152597 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000238595 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(73.82%)
C000238595 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238595 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	149.56%
C000238595 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	24.26%
C000238595 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	149.56%
C000238595 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	24.26%
C000238596 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(24.78%)
C000238596 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000238596 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	107.50%
C000238596 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	17.16%
C000238596 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	107.62%
C000238596 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	17.16%
C000235586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000235586 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000235586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.91%
C000235586 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000235586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	37.93%
C000235586 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000238594 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.54%)
C000238594 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000238594 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	87.88%
C000238594 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	16.59%
C000238594 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	87.95%
C000238594 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.59%